Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 123	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 117	☒

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2nd FLOOR
NEW YORK, NY 10105

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3490

JOHN PILEGGI, PRESIDENT AND CHIEF EXECUTIVE OFFICER

1345 AVENUE OF THE AMERICAS, 2nd FLOOR

NEW YORK, NY 10105

(Name and Address of Agent for Service)

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on December 31, 2015 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 123 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 122 to its Registration Statement until December 31, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 122 under the Securities Act of 1933 filed on October 16, 2015 (accession number 0001324443-15-000149) are incorporated by reference herein.

This Post-Effective Amendment No. 123 relates solely to the AI Hillcrest Small Cap Value Fund, a series of the American Independence Funds Trust (the “Trust”). This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 29th day of December, 2015.

AMERICAN INDEPENDENCE FUNDS TRUST

(Registrant)

By: /s/ John J. Pileggi

John J. Pileggi, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ John J. Pileggi	President and Chief Executive Officer	December 29, 2015
John J. Pileggi

/s/ Susan L. Silva	Treasurer, Principal Accounting Officer, and Secretary	December 29, 2015
Susan L. Silva

/s/ Jeffrey Haas*	Chairman of the Board and Trustee	December 29, 2015
Jeffrey Haas

/s/ Thomas F. Kice*	Trustee	December 29, 2015
Thomas F. Kice

/s/ George Mileusnic*	Trustee	December 29, 2015
George Mileusnic

/s/ Darlene DeRemer*	Trustee	December 29, 2015
Darlene DeRemer

/s/ Peter L. Ochs*	Trustee	December 29, 2015
Peter L. Ochs

*By: /s/ Susan L. Silva

Susan L. Silva, Attorney-in-Fact pursuant to Power of Attorney Previously Filed herewith.

POWER OF ATTORNEY

            The undersigned Jeffrey Haas, Thomas Kice, George Mileusnic, Peter Ochs and Darlene DeRemer, Trustees of the American Independence Funds Trust (the “Trust” or the “Funds”), an open-end management investment company organized in Delaware, do hereby constitute and appoint Eric M. Rubin, Susan L. Silva and Jon Rand, each of them individually, my true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with:

            (i) the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder, in connection with the registration of the Funds under the 1940 Act; and

            (ii) state securities laws and any rules, regulations, orders or other requirements of state securities commissions, in connection with the registration under state securities laws of the Funds and with the registration under state securities laws of shares of beneficial interest of the Funds to be offered by the Funds;

including specifically, but without limitation of the foregoing, power and authority to sign the name of the Trust in its behalf and to affix its seal, and to sign the name of such Trustee in his behalf as such Trustee to any amendment or supplement (including post-effective amendments) to the registration statement or statements filed with the Securities and Exchange Commission under the 1940 Act, and to execute any instruments or documents filed or to be filed as part of, or in connection with, such registration statement or statements, and to execute any instruments or documents filed or to be filed as a part of, or in connection with, compliance with state securities laws, including, but not limited to, all state filings for any purpose, state filings in connection with corporate or trust organization or amending corporate or trust documentation, filings for purposes of state tax laws and filings in connection with blue sky regulations; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

            This Power of Attorney may be signed in several counterparts, each of which shall be deemed an original, and all of which together shall constitute one and the same instrument.

IN WITNESS WHEREOF, the undersigned places his hand as of this 11th day of December 2015.

/s/ Jeffrey Haas	/s/ Darlene DeRemer
Jeffrey Haas	Darlene DeRemer
/s/ George Mileusnic	/s/ Thomas Kice
George Mileusnic	Thomas Kice
/s/ Peter Ochs
Peter Ochs